UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$2,381,251,621
Total Investments (Cost — $2,381,251,621) — 100.5%	2,381,251,621
Liabilities in Excess of Other Assets — (0.5)%	(11,986,714)

Net Assets — 100.0%	$2,369,264,907

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,381,251,621 and 31.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BBIF MONEY FUND	DECEMBER 31, 2015	1

Schedule of Investments December 31, 2015 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)
Mitsubishi UFJ Trust & Banking Corp., 0.36%, 1/04/16 (b)	$42,250	$42,250,000
Skandinaviska Enskilda Banken, NY, 0.41%, 1/04/16 (b)	107,000	107,000,000
Societe Generale SA, 0.35%, 1/04/16	250,000	250,000,000
Standard Chartered Bank, NY, 0.37%, 1/04/16 (b)	167,000	167,000,000
Sumitomo Mitsui Trust Bank Ltd., NY, 0.49%, 1/04/16 (b)	48,000	48,000,000

Total Certificates of Deposit - 8.1%		614,250,000

Commercial Paper

ABN Amro Funding USA LLC, 0.33%, 1/04/16 (c)	84,600	84,596,898
Barton Capital Corp., 0.35%, 1/04/16 (c)	77,000	76,997,006
Cancara Asset Securitisation LLC, 0.40%, 1/04/16 (c)	100,000	99,995,556
Charta LLC, 0.35%, 1/04/16 (c)	79,000	78,996,928
Credit Suisse NY, 0.42%, 1/04/16 (c)	129,000	128,993,980
Crown Point Capital LLC, 0.23%, 1/04/16 (c)	20,000	19,999,489
ING (U.S.) Funding LLC, 0.44%, 1/04/16 (c)	156,000	155,992,373
LMA Americas LLC, 0.30% - 0.35%, 1/04/16 (c)	37,230	37,228,663
Victory Receivables Corp., 0.35%, 1/04/16 (c)	62,370	62,367,574

Total Commercial Paper - 9.8%		745,168,467

Time Deposits — 0.8%

Credit Agricole Corporate & Investment Bank, 0.25%, 1/04/16	60,306	60,306,000

U.S. Government Sponsored Agency Obligations

Fannie Mae, 0.38%, 4/06/16 (c)	175,000	174,820,819
Fannie Mae Variable Rate Notes (b):
0.21%, 10/21/16	30,000	29,999,110
0.35%, 8/16/17	100,000	99,983,547
0.28%, 10/05/17	59,000	58,984,106
Federal Farm Credit Banks (b):
0.55%, 4/24/17	58,000	57,996,010

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Farm Credit Banks (b) (continued):
0.42%, 9/22/17	$138,500	$138,487,906
0.41%, 9/25/17	20,000	19,993,184
0.47%, 11/20/17	50,000	49,995,228
0.38%, 12/04/17	75,000	75,000,000
0.24%, 1/23/18	24,000	24,000,485
0.29%, 1/26/18	50,000	49,989,394
0.29%, 4/09/18	40,000	39,995,418
Federal Farm Credit Discount Notes, 0.12%, 1/28/16 (c)	42,000	41,996,080
Federal Home Loan Bank (c):
0.22%, 1/13/16	250,000	249,980,139
0.16%, 1/22/16	342,500	342,466,511
0.16%, 1/27/16	211,500	211,474,620
0.19%, 1/28/16	132,599	132,579,405
0.34%, 2/10/16	200,000	199,923,694
0.25%, 2/16/16	182,400	182,340,467
0.37%, 2/19/16	94,300	94,251,540
0.31%, 2/22/16	46,899	46,877,596
0.25%, 2/24/16	260,000	259,900,694
0.32%, 3/02/16	100,000	99,945,750
0.32%, 3/02/16	217,150	217,030,326
0.38%, 3/09/16	243,500	243,322,651
0.45%, 3/16/16	48,000	47,954,400
0.38%, 3/23/16	93,346	93,265,295
0.34%, 4/06/16	300,000	299,725,167
Federal Home Loan Bank Variable Rate Notes (b):
0.27%, 5/20/16	25,000	24,998,520
0.47%, 6/21/16	25,995	25,995,537
0.26%, 7/06/16	80,000	80,000,000
0.18%, 2/10/17	50,000	49,991,153
0.23%, 2/14/17	103,000	102,940,489
0.34%, 8/25/17	52,000	52,000,000
Freddie Mac, 0.28%, 3/14/16 (c)	98,250	98,193,452
Freddie Mac Variable Rate Notes (b):
0.33%, 9/16/16	25,000	25,000,000
0.46%, 4/27/17	60,000	59,983,835

Total U.S. Government Sponsored Agency Obligations - 54.0%		4,101,382,528

U.S. Treasury Obligations

U.S. Treasury Bills (c):
0.15%, 1/28/16	250,000	249,971,708
0.26%, 3/24/16	100,000	99,941,434
0.35%, 5/26/16	71,000	70,899,689
0.60%, 6/16/16	125,000	124,657,875
U.S. Treasury Notes (b):
0.33%, 4/30/16	35,000	35,000,000
0.50%, 7/31/16	150,000	149,873,546

MASTER MONEY LLC	DECEMBER 31, 2015 1

Schedule of Investments (continued)	Master Money LLC

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes (b) (continued): 0.43%, 10/31/17	$16,452	$16,405,812

Total U.S. Treasury Obligations - 9.8%		746,750,064

Repurchase Agreements

BNP Paribas Securities Corp., 0.29%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $150,004,833, collateralized by various U.S. Treasury Obligations, 1.13% to 2.13%, due 12/31/19 to 12/31/22, original par and fair values of $153,114,500 and $153,000,001 respectively)	150,000	150,000,000
BNP Paribas Securities Corp., 0.29%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $50,001,611, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 3/31/22 to 8/15/25, original par and fair values of $51,887,547 and $51,000,000, respectively)	50,000	50,000,000
BNP Paribas Securities Corp., 0.31%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $20,000,689, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 6/09/16 to 1/01/45, original par and fair values of $92,539,843 and $20,400,011, respectively)	20,000	20,000,000

Total Value of BNP Paribas Securities Corp. (collateral value of $224,400,012)		220,000,000

Federal Reserve Bank of New York, 0.25%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $670,023,611, collateralized by a U.S. Treasury Obligation, 4.63%, due 2/15/40, original par and fair value of $510,049,800 and $670,018,631, respectively)	670,000	670,000,000

Total Value of Federal Reserve Bank of New York (collateral value of $670,018,631)		670,000,000

Repurchase Agreements	Par (000)	Value

Goldman Sachs & Co., 0.38%, 1/07/16 (Purchased on 12/31/15 to be repurchased at $143,012,566, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.31%, due 12/16/29 to 11/20/45, original par and fair values of $1,651,780,813 and $153,010,000, respectively)	$143,000	$143,000,000

Total Value of Goldman Sachs & Co. (collateral value of $153,010,000)		143,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.29%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $50,001,611, collateralized by a U.S. Treasury Obligation, 1.63%, due 11/30/20, original par and fair value of $51,304,500 and $51,000,078, respectively)	50,000	50,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $20,000,689, collateralized by various U.S. Government Sponsored Agency Obligations, 4.36% to 6.00%, due 10/25/45 to 3/20/65, original par and fair values of $137,936,355 and $22,200,000, respectively)	20,000	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 1/07/16 (Purchased on 12/31/2015 to be repurchased at $75,006,104, collateralized by various U.S. Government Sponsored Agency Obligations, 0.93% to 6.30%, due 10/15/32 to 11/20/64, original par and fair values of $1,710,002,672 and $81,698,134, respectively)	75,000	75,000,000

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $154,898,212)		145,000,000

MASTER MONEY LLC	DECEMBER 31, 2015 2

Schedule of Investments (continued)	Master Money LLC

Repurchase Agreements	Par (000)	Value

Mizuho Securities USA, Inc., 0.27%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $13,185,396, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 10/16/27 to 11/20/44, original par and fair values of $141,627,757 and $14,635,350, respectively)	$13,185	$13,185,000

Total Value of Mizuho Securities USA, Inc. (collateral value of $14,635,350)		13,185,000

Morgan Stanley & Co. LLC, 0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $76,002,449, collateralized by various U.S. Government Sponsored Agency Obligations, 1.84% to 11.50%, due 3/01/18 to 11/01/45, original par and fair values of $251,339,759 and $78,280,000, respectively)	76,000	76,000,000

Total Value of Morgan Stanley & Co. LLC (collateral value of $78,280,000)		76,000,000

Repurchase Agreements	Par (000)		Value

RBC Capital Markets LLC, 0.26%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $50,001,444, collateralized by a U.S. Treasury Obligation, 2.25%, due 11/15/24, original par and fair value of $51,000,400 and $51,000,064, respectively)	$50,000	$	50,000,000
RBC Capital Markets LLC, 0.28%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $20,000,622, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 8.20%, due 12/15/31 to 8/15/45, original par and fair values of $146,876,224 and $21,784,326, respectively)	20,000		20,000,000

Total Value of RBC Capital Markets LLC (collateral value of $72,784,390)			70,000,000

Total Repurchase Agreements - 17.6%			1,337,185,000

Total Investments (Cost — $7,605,042,059*) — 100.1%			7,605,042,059
Liabilities in Excess of Other Assets — (0.1)%			(5,031,359)

Net Assets — 100.0%		$	7,600,010,700

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of foreign domiciled bank.
(b)	Variable rate security. Rate as of period end.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.

MASTER MONEY LLC	DECEMBER 31, 2015 3

Schedule of Investments (concluded)	Master Money LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC’s has the ability to access

• Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments[1]	—	$7,605,042,059	—	$7,605,042,059

[1]	See above Schedule of Investments for values in the security type.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, a bank overdraft of $(491,298) is categorized as level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

MASTER MONEY LLC	DECEMBER 31, 2015 4

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: February 23, 2016